DEBT	12 Months Ended
Dec. 31, 2024
DEBT [Abstract]
DEBT

8. DEBT

The following is a summary of the Company’s outstanding debt (in thousands):

	As of
	December 31,	December 31,
	2024	2023
First Lien Term Loan (due November 2031)	$2,750,000	$2,728,766
Secured Commercial Loans	30,267	31,867
Notes Payable	4,800	4,267
Total principal	2,785,067	2,764,900
Unamortized discount	(10,154)	(9,478)
Unamortized debt issuance cost	(12,631)	(15,951)
Total debt	2,762,282	2,739,471
Less: Current portion of long-term debt	(26,977)	(22,833)
Total long-term debt	$2,735,305	$2,716,638

First Lien Term Loan (due November 2031)

As of December 31, 2024 and 2023, the Company had $2.8 billion and $2.7 billion, respectively, outstanding under a credit agreement dated August 18, 2016 (as amended and/or restated, the “First Lien Credit Agreement”), by and among Zuffa Guarantor, LLC (“Zuffa Guarantor”), UFC Holdings, LLC (“UFC Holdings”), as borrower, the lenders party hereto and Goldman Sachs Bank USA, as Administrative Agent, which was entered into in connection with the acquisition of Zuffa by EGH in 2016. TKO Operating

Company, LLC and TKO Group Holdings, Inc. are holding companies with limited business operations, cash flows, assets and liabilities other than the equity interests in the borrower entities Zuffa Guarantor and UFC Holdings. On November 21, 2024 (the “Credit Agreement Closing Date”), UFC Holdings entered into the Fifth Refinancing Amendment (the “Credit Agreement Amendment”) to the First Lien Credit Agreement (as previously amended and/or restated, the “Existing Credit Agreement” and, as further amended by the Credit Agreement Amendment, the “Credit Agreement”).

The Credit Agreement Amendment amended the Existing Credit Agreement to, among other things, (i) refinance and replace the outstanding first lien secured term loans (the “Existing Term Loans”) with a new class of first lien secured term loans in an aggregate principal amount of $2,750.0 million (the “New Term Loans”), which now mature on November 21, 2031, (ii) refinance the existing secured revolving credit facility (the “Existing Revolving Credit Facility”) in an aggregate principal amount of $205.0 million, which now matures on November 21, 2029 (the “New Revolving Credit Facility,” and, together with the New Term Loans, the “Credit Facilities”), and (iii) make certain other changes to the Existing Credit Agreement including as summarized below. The Credit Facilities are secured by liens on substantially all of the assets of Zuffa Guarantor and UFC Holdings and certain subsidiaries thereof.

The New Term Loans accrue interest at an annual interest rate equal to Term Secured Overnight Financing Rate ("SOFR") plus 2.25%, with a SOFR floor of 0.00%, which totaled 6.77% as of December 31, 2024. The New Term Loans include 1% principal amortization payable in equal quarterly installments, with any remaining balance payable on the final maturity date of November 21, 2031. The Existing Term Loans accrued interest at an annual interest rate of adjusted SOFR plus 2.75%-3.00%, which totaled 8.40% as of December 31, 2023.

The loans made pursuant to the New Revolving Credit Facility accrue interest at a variable interest rate equal to Term SOFR plus 2.00%-2.25%, depending on the First Lien Leverage Ratio (as defined in the Credit Agreement), with a SOFR floor of 0.00%. The Existing Revolving Credit Facility accrued a commitment fee of 0.25% to 0.50% per annum on the unused balance, and borrowings under the Existing Revolving Credit Facility accrued interest at a rate equal to SOFR plus 2.75-3.00%.

On the Credit Agreement Closing Date, UFC Holdings borrowed $2,750.0 million of New Term Loans under the Credit Agreement to (i) repay the entire amount outstanding under the Existing Term Loans and (ii) pay fees and expenses incurred in connection with entering into the Credit Agreement Amendment. The Company incurred $19.4 million in transactions costs related to the Credit Agreement Amendment. Of this amount, $16.2 million related to modification arrangements which are included within selling, general and administrative expenses on the Company’s combined statements of operations, while the remaining $3.2 million associated with new lenders entering the syndication were capitalized as a component of long-term debt on the Company's combined balance sheets.

In April 2024, UFC Holdings borrowed $150.0 million under its Existing Revolving Credit Facility to fund certain share repurchases that occurred during the second quarter of 2024, as discussed in Note 10, Stockholders’ Equity/Net Parent Investment. In June 2024, UFC Holdings fully repaid the $150.0 million outstanding. In November 2023, the Company borrowed $100.0 million under its Existing Revolving Credit Facility to fund certain share repurchases that occurred during the fourth quarter of 2023, as discussed in Note 10, Stockholders’ Equity/Net Parent Investment. In December 2023, the Company fully repaid the $100.0 million amount outstanding. As of December 31, 2024 and 2023, there was no outstanding balance under the New Revolving Credit Facility.

The New Revolving Credit Facility contains a financial covenant that requires the Company to maintain, commencing with the fiscal quarter ending June 30, 2025, a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA of no more than 8.25-to-1. Prior to the Credit Agreement Closing Date, Zuffa Guarantor was required to maintain a First Lien Leverage Ratio of no more than 6.5-to-1. Pursuant to the terms of the Credit Agreement Amendment, following the Credit Agreement Closing Date, the Company is only required to comply with the foregoing financial covenant if the sum of outstanding borrowings under the New Revolving Credit Facility is (excluding any letters of credit, whether drawn or undrawn) is greater than the greater of (i) $85.0 million and (ii) forty percent of the borrowing capacity of the New Revolving Credit Facility. This covenant did not apply as of December 31, 2024 and 2023 as UFC Holdings had no borrowings outstanding under either of the revolving credit facilities. Prior to the Credit Agreement Closing Date, the Company was only required to meet the foregoing financial covenant if the sum of outstanding borrowings under the Existing Revolving Credit Facility plus outstanding letters of credit exceeding $10.0 million that are not cash collateralized exceeded thirty-five percent of the capacity of the Existing Revolving Credit Facility as measured on a quarterly basis.

UFC Holdings had no outstanding letters of credit as of December 31, 2024 and 2023.

The Credit Facilities restrict the ability of certain subsidiaries of the Company to make distributions and other payments to the Company. These restrictions include exceptions for, among other things, (1) amounts necessary to make tax payments, (2) a limited annual amount for employee equity repurchases, (3) distributions required to fund certain parent entities, (4) other specific allowable situations and (5) a general restricted payment basket, which generally provides for no restrictions as long as the Total Leverage Ratio (as defined in the Credit Agreement) is less than 5.0x.

As of December 31, 2024, TKO Group Holdings, Inc. held net long-term deferred income tax liabilities of $358.4 million. Otherwise, TKO Group Holdings, Inc. has no material separate cash flows or assets or liabilities other than the investments in its subsidiaries. All its business operations are conducted through its operating subsidiaries; it has no material independent operations. TKO Group Holdings, Inc. has no other material commitments or guarantees. As a result of the restrictions described above, substantially all of the subsidiaries’ net assets are effectively restricted from being transferred to TKO Group Holdings, Inc. as of December 31, 2024.

The estimated fair values of the Company’s New and Existing Term Loans are based on quoted market values for the debt. As of December 31, 2024 and 2023, the face amount of the Company’s New Term Loans and Existing Term Loans approximates its fair value.

Secured Commercial Loans

As of December 31, 2024 and 2023, the Company had $30.3 million and $31.9 million, respectively, of secured loans outstanding, which were entered into in October 2018 in order to finance the purchase of a building and its adjacent land (the “Secured Commercial Loans”). The Secured Commercial Loans have identical terms except one of the Loan Agreements is secured by a deed of trust for the UFC’s headquarters building located at 6650 S. Torrey Pines Drive, Las Vegas, Nevada and underlying land and the other Loan Agreement is secured by a deed of trust for a building located at 6650 El Camino Road, Las Vegas, Nevada and its adjacent land. In May 2023, the parties amended the terms of the Secured Commercial Loans to replace the adjusted LIBOR reference rate with SOFR and bear interest at a rate of SOFR plus 1.70%. Principal amortization of 4% is payable in monthly installments with any remaining balance payable on the final maturity date of November 1, 2028.

The Secured Commercial Loans contain a financial covenant that requires the Company to maintain a minimum Debt Service Coverage Ratio of Adjusted EBITDA to Debt Service, as defined in the applicable loan agreements, of 1.15-to-1 as measured on an annual basis. As of December 31, 2024 and 2023, the Company was in compliance with its financial debt covenant under the Secured Commercial Loans.

3.375% Convertible Notes (due December 2023)

In connection with the business combination with WWE, the Company assumed the remaining obligations of the 3.375% convertible senior notes issued by WWE in December 2016 and January 2017 (the “Convertible Notes”). The Convertible Notes matured on December 15, 2023.

As a result of the payment made on September 29, 2023 in the form of cash dividends on TKO Class A common stock, in an amount of $3.86 per share, for which the ex-dividend date was September 21, 2023, the applicable conversion rate of the Convertible Notes has been adjusted pursuant to the terms of the Indenture. Effective as of September 21, 2023, upon a conversion of the Convertible Notes, the Company delivered shares of TKO Class A common stock at an adjusted conversion rate of approximately 41.6766 shares of TKO Class A common stock per $1,000 principal amount of the Convertible Notes, which corresponded to a conversion price of approximately $23.99 per share of TKO Class A common stock.

During the year ended December 31, 2023, holders converted $4.2 million aggregate principal amount of the Convertible Notes (the “Conversions”). In accordance with the terms of the Convertible Notes, the Company delivered 176,079 shares of TKO Class A common stock associated with the Conversions during the year ended December 31, 2023. The remaining principal amount of the Convertible Notes, which was less than $0.1 million, was paid to holders upon maturity on December 15, 2023.

In connection with the Transactions, as discussed in Note 4, Acquisition of WWE, the Convertible Notes were marked to fair value as of September 12, 2023. After September 12, 2023, the premium associated with the acquisition date fair value is included as a component of additional paid-in-capital on the Company’s combined balance sheets.

On Location Facility

As of December 31, 2024, the Company has an On Location revolving credit agreement with $42.9 million of borrowing capacity (the "On Location Facility"). The maturity date is the earlier of August 2026 or the date that is 91 days prior to the maturity date of the term loans under Endeavor Group Holdings, Inc.’s 2014 credit facility, due May 2025. As of December 31, 2024, and 2023, there were no borrowings outstanding under this agreement.

The On Location Facility contains a ﬁnancial covenant that requires On Location to maintain a First Lien Leverage Ratio of Combined First Lien Debt to Endeavor Group Holdings, Inc.’s Combined EBITDA, as deﬁned in the credit agreement, of no more than 3-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the On Location Facility plus outstanding letters of credit exceeding $2.0 million that are not cash collateralized exceeds forty percent of the total Revolving Commitments as measured on a quarterly basis, as deﬁned in the credit agreement. The ﬁnancial debt covenant of the On Location Facility did not apply as of December 31, 2024, and 2023 as On Location has no borrowings outstanding under the On Location Facility.

On Location had no outstanding letters of credit under the On Location Facility as of December 31, 2024, and 2023. In June 2023, the Company executed an amendment of the On Location Facility to replace LIBOR with SOFR. During 2023, the Company borrowed and repaid $42.9 million under the On Location Facility. In conjunction with the closing of the Endeavor Asset Acquisition agreement, the On Location Facility was terminated.

Promissory Note

In July 2024, the Company entered into a promissory note payable for $50.0 million with a stated interest rate of 8.6%. The Company repaid the full promissory note payable in September 2024.

Debt Maturities

The Company will be required to repay the following principal amounts in connection with its debt obligations (in thousands):

2025	$30,000
2026	29,900
2027	29,900
2028	53,567
2029	28,100
Thereafter	2,613,600
$2,785,067